Consolidated Statements of Expenses (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2014
Revenue
Revenue
Total revenue
OPERATING EXPENSES
General & administrative	1,080,222	794,156	2,882,899	2,608,123	3,526,863	2,000,937	7,345,295
Research & development	269,560	90,261	1,002,187	422,476	824,336	516,798	2,365,539
Total Operating Expenses	1,349,782	884,417	3,885,086	3,030,599	4,351,199	2,517,735	9,710,834
OTHER EXPENSES (INCOME)
Interest income	303	27,296	79,590	90,846	(82)	(596)	(678)
Accretion expense		196,190	539,319	559,496	829,969	1,500	831,469
Deferred financing costs amortization			60,523		14,159		14,159
Interest expense					137,098	1,940	139,038
Loss on extinguishment of debt			32,853		32,853		32,853
Other income		(20)	(3,159)	(81)
Brokerage fees and commissions	23,873		23,873
Loss on securities held for sale	33,707		33,707
Beneficial conversion feature			2,324,758
Total Other Expenses (Income)	57,883	223,466	3,058,611	650,261	1,013,997	2,844	1,016,841
NET LOSS	$ (1,407,665)	$ (1,107,883)	$ (6,943,697)	$ (3,680,860)	$ (5,365,196)	$ (2,520,579)	$ (10,727,675)
Net loss per share, basic and diluted	$ (0.05)	$ (0.05)	$ (0.29)	$ (0.17)	$ (0.25)	$ (0.12)
Weighted average of shares outstanding	26,694,923	21,469,435	24,230,086	21,413,084	21,169,091	20,882,199